Document and Entity Information	Sep. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FIRST INVESTORS EQUITY FUNDS
Entity Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Jun. 04, 2018
Document Effective Date	Jun. 04, 2018
Prospectus Date	Jan. 31, 2018